Shareholders' Equity - Basic and Diluted Loss Per Common Share (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Loss Per Common Share [Abstract]
Basic and diluted weighted average shares outstanding	[1]	100,892,166	88,765,198

[1]	As at December 31, 2025, the impact of outstanding potentially dilutive instruments of 436,230 units (2024 - 332,113 units) is excluded from the diluted share calculation for loss per share amounts as they are antidilutive.